INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($) installment	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Current liabilities
Borrowings		$ 119,728,126	$ 136,747,198
Corporate bonds		25,265,276	42,035,925
Non-current
Borrowings		38,198,026	42,104,882
Corporate bonds		25,926,536	25,071,823
Proceeds from borrowings		266,390,032	135,818,247	$ 79,817,888
Bank borrowings
Current liabilities
Borrowings		93,752,214	91,816,134
Non-current
Borrowings		12,271,490	15,316,612
Proceeds from borrowings	$ 20,000,000
Number of semi-annual installments | installment	7
Annual interest rate term	SOFR
Bank borrowings | Minimum
Non-current
Borrowings, adjustment to interest rate basis	5.15%
Bank borrowings | Maximum
Non-current
Borrowings, adjustment to interest rate basis	6.15%
Trust debt securities
Current liabilities
Borrowings		710,636	2,895,139
Non-current
Borrowings			$ 1,716,447
Public corporate bonds
Non-current
Nominal value		200,000,000
Proceeds from issue of bonds notes and debentures		51,000,000
Undrawn borrowing facilities		$ 149,000,000
Rizobacter Argentina S.A | Bank borrowings | Ratio As Of September 30, 2025
Non-current
Net Debt to EBITDA ratio must be less than		6
Rizobacter Argentina S.A | Bank borrowings | Ratio As Of September 30, 2027
Non-current
Net Debt to EBITDA ratio must be less than		2.75
Rizobacter Argentina S.A | Bank borrowings | Minimum
Non-current
Gross financial debt quarterly limits		$ 105,000,000
Rizobacter Argentina S.A | Bank borrowings | Maximum
Non-current
Gross financial debt quarterly limits		$ 130,000,000